Special Purpose Entities (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Dec. 06, 2013	Dec. 31, 2007
Debt Instrument [Line Items]
Restricted assets held by special purpose entities	$ 1,281.0	$ 1,287.4
Non-recourse liabilities held by special purpose entities	$ 1,153.7	$ 1,161.9
Installment Note [Member]
Debt Instrument [Line Items]
Notes Receivable Interest Rate	5.207%
MeadWestvaco [Member] | Timber Note [Member]
Debt Instrument [Line Items]
Restricted assets held by special purpose entities	$ 366.0			$ 398.0
MeadWestvaco [Member] | Secured Financing Liability, Maturity in October 2027 [Member]
Debt Instrument [Line Items]
Non-recourse liabilities held by special purpose entities	323.1			$ 338.3
MeadWestvaco [Member] | Installment Note [Member]
Debt Instrument [Line Items]
Restricted assets held by special purpose entities	915.0		$ 860.0
MeadWestvaco [Member] | Secured Financing Liability, Maturity in December 2023 [Member]
Debt Instrument [Line Items]
Non-recourse liabilities held by special purpose entities	$ 830.6		$ 774.0